Borrowings (Tables)	3 Months Ended
Mar. 31, 2021
Disclosure of borrowing costs [Abstract]
Disclosure of detailed information about borrowings	AngloGold Ashanti’s borrowings are interest bearing.

	As at	As at	As at
	Mar	Mar	Dec
	2021	2020	2020
US Dollar million	Unaudited	Unaudited	Audited

Change in liabilities arising from financing activities:

Reconciliation of borrowings (excluding lease liabilities)
A reconciliation of the total borrowings included in the statement of financial position is set out in the following table:

Opening balance	1,931	2,033	2,033
Proceeds from borrowings	—	1,526	2,226
Repayment of borrowings	—	(62)	(2,310)
Finance costs paid on borrowings	(38)	(26)	(114)
Interest charged to the income statement	26	32	115
Other borrowing cost	—	—	(15)
Deferred loan fees	—	—	4
Translation	—	(23)	(8)
Closing balance	1,919	3,480	1,931

Reconciliation of finance costs paid (excluding lease finance costs)
A reconciliation of the finance costs paid included in the statement of cash flows is set out in the following table:

Finance costs paid on borrowings	38	26	114
Capitalised finance cost	(4)	(4)	(17)
Commitment fees, environmental guarantees fees and other	2	3	13
Total finance costs paid	36	25	110

These facilities have yet to transfer to an alternative benchmark interest rate. The table below provides the details of these agreements:

US Dollar million	Carrying value at 31 March 2021	Repayable within one year	Repayable within one to two years
Siguiri RCF ($65m) (1)	67	2	65
Geita RCF ($150m) (2)	66	66	—
Multi-currency syndicated RCF ($1.4bn) (3)	—	—	—

(1) The Siguiri RCF currently bears interest at LIBOR plus 8.5%. The Siguiri RCF was fully drawn at 31 March 2021 and matures in May 2022.

(2) The Geita RCF consists of a Tanzanian shilling component which is capped at the equivalent of US$45m and this component bears interest at 12.5%. The remaining component currently bears interest at LIBOR plus 6.7%. The equivalent of $41m was undrawn under the Geita RCF at 31 March 2021. The Geita RCF matures in June 2021.

(3) The $1.4bn multi-currency RCF was undrawn at 31 March 2021 and is available until October 2023.

Reconciliation of lease labilities

Reconciliation of lease liabilities
Opening balance	153	171	171
Lease liabilities recognised	15	3	23
Repayment of lease liabilities	(14)	(11)	(47)
Finance costs paid on lease liabilities	(2)	(2)	(8)
Interest charged to the income statement	2	2	8
Change in estimate	—	—	(1)
Translation	(2)	(19)	7
Closing balance	152	144	153